Prospectus

July 19, 2010

Class 1

Wells Fargo Advantage Funds® - Variable Trust

VT Core Equity Fund

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary

A summary of information about the Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

The Fund

Information about the Fund you should know before investing, including: investment objective, principal investments, principal investment strategies and principal risks.

Organization and Management of the Fund

Information about the Fund's organization and the companies managing your money

Your Investment

Information about how Fund shares are priced and how to buy and sell Fund shares.

Other information

Information about distributions, taxes and financial highlights.

VT Core Equity Fund Summary

Investment Objective

The VT Core Equity Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies (VLI Policies) or variable annuity contracts (VA Contracts) through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.75%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same. Expenses that may be charged in connection with VLI policies or VA Contracts are not included in this Example of Expenses. If they were, expenses would be higher.

After:	Class 1
1 Year	$77
3 Years	$240
5 Years	$422
10 Years	$977

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large capitalization companies, and up to 20% of the Fund's assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of large capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was $142.8 million to $284 billion, as of May 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We are long-term investors, focused on identifying highly differentiated companies with key growth drivers, sustainable cash flow production, and high returns on capital. Our preference is for companies with sustainable competitive advantages and high barriers to entry, and we seek strong management teams with a focus on shareholder value creation. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value. We employ a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. Management seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value.

Sell decisions are similarly driven by our long term fundamental analysis. We constantly review portfolio investments and may sell a holding when it has achieved its valuation target, if we believe there is structural or permanent deterioration in the underlying fundamentals of the business, or if we identify what we believe is a more attractive investment opportunity with a better margin of safety.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index or indexes. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

The performance for the Fund does not reflect fees charged by variable life insurance policies (VLI Policies) or variable annuity contracts (VA Contracts). If it did, returns would be lower.

Calendar Year Total Returns as of 12/31 each year
Class 1 shares (Incepted on March 1, 1996)

Highest Quarter: 2nd Quarter 2009	+18.23%
Lowest Quarter: 4th Quarter 2008	-21.62%
Year-to-date total return as of 3/31/2010 is +5.67%

Average Annual Total Returns for the period ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 1	3/1/1996	36.06%	3.98%	2.50%
S&P 500 Index		26.46%	0.42%	-0.95%

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Walter McCormick, CFA/2002 Emory "Sandy" Sanders, Jr., CFA/2007

For important information about purchase and sale of fund shares and tax information, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 17 of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies (variable contracts) issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account (a participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

For more information regarding Fund transactions, please turn to "Investing in the Funds" beginning on page 35 of the Prospectus, or contact your investment professional.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance companies for additional information on tax matters.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related  services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about a Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the contract holder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

  what the Fund is trying to achieve; and

    how we intend to invest your money;

    This section also provides a summary of the Fund's principal investments, policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes.

    Principal Risk Factors

    This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

    VT Core Equity Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Walter McCormick, CFA Emory W. (Sandy) Sanders, Jr., CFA
Fund Inception	3/1/1996
Class 1	Fund Number: 560

    Investment Objective

    The VT Core Equity Fund seeks long-term capital appreciation.

    Principal Investments

    Under normal circumstances, we invest:

      at least 80% of the Fund's net assets in equity securities of companies of large capitalization companies, and up to 20% of the Fund's assets in equity securities of foreign issuers, including ADRs and similar investments.

        Principal Investment Strategies

        We invest principally in equity securities of large capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was $142.8 million to $284 billion, as of May 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
        We are long-term investors, focused on identifying highly differentiated companies with key growth drivers, sustainable cash flow production, and high returns on capital. Our preference is for companies with sustainable competitive advantages and high barriers to entry, and we seek strong management teams with a focus on shareholder value creation. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value. We employ a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. Management seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value.

        Sell decisions are similarly driven by our long term fundamental analysis. We constantly review portfolio investments and may sell a holding when it has achieved its valuation target, if we believe there is structural or permanent deterioration in the underlying fundamentals of the business, or if we identify what we believe is a more attractive investment opportunity with a better margin of safety.

        The Fund may hold some of its assets in cash or money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when the Fund believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

        Principal Risk Factors

        The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

        These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

        Description of Principal Investment Risks

        Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on the Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

        Counter-Party Risk
        When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

        Derivatives Risk
        The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

        Foreign Investment Risk
        Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

        Growth Style Investment Risk
        Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

        Issuer Risk
        The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

        Leverage Risk
        Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

        Liquidity Risk
        A security may not be able to be sold at the time desired or without adversely affecting the price.

        Management Risk
        We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

        Market Risk
        The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

        Regulatory Risk
        Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

        Value Style Investment Risk
        Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

        Portfolio Holdings Information

        A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Fund's Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's Web site at www.wellsfargo.com/advantagefunds.

        Organization and Management of the Fund

        About Wells Fargo Variable Trust

        WFVT was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of WFVT (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy. The Fund is available for purchase through certain VA Contracts and VLI Policies offered by the separate accounts of Participating Insurance Companies. Individual holders of VA Contracts and VLI Policies are not the "shareholders" of, or "investors" in, the Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies will pass through voting rights to the holders of VA Contracts and VLI Policies. WFVT currently does not foresee any disadvantages to the holders of VA Contracts and VLI Policies arising from the fact that the interests of the holders of VA Contracts and VLI Policies may differ. Nevertheless, the Board monitors events in order to identify any conflicts which may arise and to determine what action, if any, should be taken in response to such conflicts. The VA Contracts and VLI Policies are described in the separate prospectuses issued by the Participating Insurance Companies. WFVT assumes no responsibility for such prospectuses.

        The Investment Adviser

        Wells Fargo Funds Management, LLC (Funds Management), located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser(s) who are responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption"Management Fees."

        For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
As a % of average daily net assets
VT Core Equity Fund	0.63%[1]
1.	Reflects the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor.

        Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

        For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

        Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

        These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

        The Sub-Adviser and Portfolio Managers

        The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

        Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for the Fund. Wells Capital is responsible for the day-to-day investment management activities of the Fund. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Walter T. McCormick, CFA VT Core Equity Fund

        Mr. McCormick is a Managing Director, Senior Portfolio Manager, and Head of the Large Cap Value/Core Equity team of Wells Capital's Equity Management Group. He returned to Wells Capital in 2002. Previously, he served as Head of the Large Cap Core Growth team at Keystone Investments, a predecessor firm (1984-1998). Additionally, Walter has served as Head of the Large Cap Value team at David L. Babson & Co., (1998-2000) and Senior Portfolio Manager and Director of Equity Investments for Rhode Island Hospital Trust National Bank. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

Emory W. "Sandy" Sanders, Jr., CFA VT Core Equity Fund

        Mr. Sanders is a Director, Portfolio Manager and Senior Equity Analyst with the Large Cap Equity Research team of Wells Capital's Equity Management group. His responsibilities include the analysis of technology securities, specializing in telecommunications equipment, internet software, and electronic manufacturing service companies. He also is the Consumer Staples Research Team leader, with direct coverage including packaged foods, personal care, household goods, and tobacco. He has been with Wells Capital or one of its predecessor firms since 1997. Mr. Sanders has been working in the investment management field since 1997. He received a BS from the University of Vermont (1996). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Securities Analysts Society.

        Dormant Multi-Manager Arrangement

        The Board has adopted a "multi-manager" arrangement for the Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

        Applicable law generally requires a Fund to obtain contract holder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining contract holder approval. The Fund will continue to submit matters to contract holders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until contract holders are further notified.

        The Administrator

        Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to WFVT's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business.

        The Transfer Agent

        Boston Financial Data Services, Inc. (BFDS) provides transfer agency and distribution disbursing services to the Fund.

        Compensation to Dealers and Shareholders Servicing Agents

        Additional Payments to Dealers
         In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers or other financial intermediaries. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

        In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

        Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

        The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

        The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

        More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

        Pricing of Fund Shares

        The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

        With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

        We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

        In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

        Investing in the Fund

        Shares of WFVT are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies (variable contracts) issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. When shares of WFVT are offered as a funding vehicle for variable contracts issued through such a separate account, a separate prospectus describing the separate account and the variable contracts being offered through it will accompany this prospectus. When WFVT offers Fund shares as funding vehicles for variable contracts issued through a separate account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing the separate account and the variable contracts being offered through it will accompany this prospectus. In the future, WFVT may offer its Fund shares directly to qualified pension and retirement plans.

        WFVT has entered into an agreement with the life insurance company sponsor of each separate account (a participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Funds. In the event that WFVT offers shares of one or more Funds to a qualified pension or retirement plan, it likely will enter into a similar participation agreement. The discussion that follows reflects the terms of WFVT's current participation agreements (which do not differ materially from one another).

        Shares of the Funds are sold in a continuous offering to the separate accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more sub-accounts of the separate accounts and the assets of each such sub-account are invested in the shares of the Fund corresponding to that sub-account. The separate accounts purchase and redeem shares of the Funds for their sub-accounts at each share's NAV without sales or redemption charges.

        For each day on which a Fund's net asset value is calculated, the separate accounts transmit to WFVT any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners that have been processed on that day. The separate account purchases and redeems shares of each Fund at the Fund's NAV per share calculated as of that day (i.e., the day the separate account processes contract owner transactions), although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of a proper redemption order (actual and sufficient notice of such request transmitted to the officee or person designated for such notice by WFVT), except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

        Potential for Conflict of Interest
        A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners, or between the interests of owners of variable contracts issued by different insurance companies or through different separate accounts. A potential for certain conflicts exists between the interests of variable contract owners and participants in a qualified pension or retirement plan that might invest in the Funds. To the extent that such classes of investors are invested in the same Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. WFVT currently does not foresee any such disadvantage to owners of variable contracts. Nonetheless, the Board of Trustees of WFVT will monitor the Funds for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, then each life insurance company sponsoring a separate account investing the Fund will, to the extent reasonably practicable, take such action as is necessary to remedy the conflict or eliminate the conflict as it affects owners of variable contracts it has issued. If such a conflict were to occur in connection with a Fund, one or more insurance companies might be required to withdraw the investments of one or more of its separate accounts from the Fund or to substitute shares of another mutual fund (including another Fund) for those it holds of the Fund. This might force the Fund to sell portfolio securities at a disadvantageous price.

        How Your Vote Would Count
         With regard to Fund matters for which the 1940 Act requires a shareholder vote, insurance companies sponsoring a separate account holding shares of a Fund vote such shares in accordance with instructions received from owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that separate account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests of one Fund may differ from another (such as approval of an investment advisory agreement or a change in a Fund's fundamental policies). In such a case, the voting is on a Fund-by-Fund basis or, if applicable, on a Fund class basis. Matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of the shares of that class of the Fund. Fractional shares are counted. Shares held by a separate account for which no instructions are received are voted by the insurance company sponsor of the account, for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received. Due to proportional voting, the disposition of a particular proposition could be determined by a small number of contract owners.

        Frequent Purchases and Redemption of Fund Shares

        Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing excessive trading risks. However, money market Funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value (NAV), there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

        The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, Funds Management takes steps to avoid accommodating frequent purchases and redemptions of shares by contract owners. Funds Management monitors available contract owner trading information across all Funds on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of a contract owner who completes a purchase and redemption in a Fund within 30 calendar days. Such contract owner will be precluded from investing in the Fund for a period of 30 calendar days.

        Excessive trading may give rise to conflicts of interest between owners of different types of variable contracts and/or owners of variable contracts issued by different insurance companies that offer the Funds as investment options under their contracts.

        An insurance company sponsor through whom variable contract owners may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, an insurance company may on its own limit or permit trading activity of its variable contract owners that invest in Fund shares using standards different from the standards used by the Fund and discussed in this prospectus. A Fund may permit an insurance company to enforce its own internal policies and procedures concerning frequent trading in instances where the Fund reasonably believes that the company's policies and procedures effectively discourage disruptive trading activity. If a variable contract owner purchases Fund shares through an insurance company sponsor, it should contact the company for more information about whether and how restrictions or limitations on trading activity will be applied to the separate account.

        Distributions

        The Fund is treated separately in determining the amounts of distributions of any net investment income and realized net capital gains payable to its shareholders. A distribution is automatically reinvested on the payment date in additional Fund shares at NAV or paid in cash at the election of the Participating Insurance Company.

        The Fund generally declares and makes distributions of any net investment income and realized net capital gain distributions on an annual basis.

        Taxes

        For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, and will meet certain diversification requirements applicable to mutual funds underlying variable contracts. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year.

        Since the separate accounts are the only shareholders of WFVT, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of variable contracts, see the accompanying contract prospectus or disclosure document.

        Additional Performance Information

        This section contains additional information regarding performance of the Fund. The sub-section below titled "Index Description" defines the market indicies that referenced in the Fund Summary. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

        Index Description
         The "Average Annual Total Returns" table in the Fund's Fund Summary compares the Fund's returns with those of at least one broad-based or other market index. Below are descriptions of each such index. You cannot invest directly in an index.

S&P 500 Index

        The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index. Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500 and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Wells Fargo Advantage VT Core Equity Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Fund.

        Share Class Performance
        The performance history of share classes of the Fund is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summary. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

          VT Core Equity - The inception date of Class 1 shares was March 1, 1996. Historical performance shown for Class 1 of the Fund prior to 7/16/2010 is based on the performance of the fund's predecessor, Evergreen VA Fundamental Large Cap Fund.

          A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

          Financial Highlights

          The following table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the VT Core Equity Fund acquired the net assets of Evergreen VA Fundamental Large Cap Fund (the Evergreen fund is referred to as the "Acquired Fund"). The Acquired Fund is the accounting and performance survivor of this transaction. The financial highlights for the periods prior to the acquisition are those of the Acquired Fund. Total returns represent the rate you would have earned (or lost) on an investment in the Acquired Fund (assuming reinvestment of all distributions). An independent public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and the Acquired Fund's financial statements, is also contained in the Acquired Fund's annual report, a copy of which is available upon request.

          VT Core Equity Fund

          Class 1 shares -- Commenced on March 1, 1996

          For a share outstanding throughout each period.

	Year Ended December 31,
Class 1	2009	2008	2007	2006	2005
Net asset value, beginning of period	$12.72	$19.33	$19.60	$17.89	$16.56
Income from investment operations
Net investment income	0.20	0.29	0.25	0.25	0.16
Net realized and unrealized gains or losses on investments	4.38	(6.64)	1.37	2.02	1.34
Total from investment operations	4.58	(6.35)	1.62	2.27	1.50
Distributions to shareholders from
Net investment income	(0.18)	(0.26)	(0.22)	(0.24)	(0.17)
Net realized gains	0	0	(1.67)	(0.32)	0
Total distributions to shareholders	(0.18)	(0.26)	(1.89)	(0.56)	(0.17)
Net asset value, end of period	$17.12	$12.72	$19.33	$19.60	$17.89
Total return[1]	36.06%	(32.85)%	8.29%	12.67%	9.01%
Ratios and supplemental data
Net assets, end of period (thousands)	$54,624	$46,238	$90,276	$112,413	$127,059
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%	0.79%	0.75%	0.74%	0.79%
Expenses excluding waivers/reimbursements and expense reductions	0.85%	0.79%	0.75%	0.74%	0.79%
Net investment income	1.27%	1.45%	1.09%	1.19%	0.99%
Portfolio turnover rate	35%	25%	21%	21%	29%

1	Total return does not reflect charges attributable to your insurance company's separate account.

          FOR MORE INFORMATION

          More information on a Fund is available free upon request, including the following documents:

          Statement of Additional Information (SAI)
          Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

          Annual/Semi-Annual Reports
          Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

          To obtain copies of the above documents or for more information about
          Wells Fargo Advantage Funds, contact us:

          By telephone:
          Individual Investors: 1-800-222-8222
          Retail Investment Professionals: 1-888-877-9275
          Institutional Investment Professionals: 1-866-765-0778

          By e-mail: wfaf@wellsfargo.com

          By mail:
          Wells Fargo Advantage Funds
          P.O. Box 8266
          Boston, MA 02266-8266

          On the Internet:
          www.wellsfargo.com/advantagefunds

          From the SEC:
          Visit the SEC's Public Reference Room in Washington,
          DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

          To obtain information for a fee, write or email:
          SEC's Public Reference Section
          100 "F" Street, NE
          Washington, DC 20549-0102
          publicinfo@sec.gov

© 2010 Wells Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	070VT1/P1411A 07-10 ICA Reg. No. 811-09253

          Prospectus

          July 19, 2010

          Class 2

          Wells Fargo Advantage Funds® - Variable Annuity Funds

VT Core Equity Fund

          These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

          Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

          Fund Summary

          A summary of information about the Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

          The Fund

          Information about the Fund you should know before investing, including: investment objective, principal investments, principal investment strategies and principal risks.

          Organization and Management of the Fund

          Information about the Fund's organization and the companies managing your money

          Your Investment

          Information about how Fund shares are priced and how to buy and sell Fund shares.

          Other information

          Information about distributions, taxes and financial highlights.

          VT Core Equity Fund Summary

          Investment Objective

          The VT Core Equity Fund seeks long-term capital appreciation.

          Fees and Expenses

          These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with variable life insurance policies (VLI Policies) or variable annuity contracts (VA Contracts) through which you hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.02%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.00%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

          Example of Expenses

          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same. Expenses that may be charged in connection with VLI policies or VA Contracts are not included in this Example of Expenses. If they were, expenses would be higher.

After:	Class 2
1 Year	$102
3 Years	$318
5 Years	$557
10 Years	$1,242

          Portfolio Turnover

          The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

          Principal Investment Strategies

          Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large capitalization companies, and up to 20% of the Fund's assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of large capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was $142.8 million to $284 billion, as of May 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
          We are long-term investors, focused on identifying highly differentiated companies with key growth drivers, sustainable cash flow production, and high returns on capital. Our preference is for companies with sustainable competitive advantages and high barriers to entry, and we seek strong management teams with a focus on shareholder value creation. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value. We employ a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. Management seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value.

          Sell decisions are similarly driven by our long term fundamental analysis. We constantly review portfolio investments and may sell a holding when it has achieved its valuation target, if we believe there is structural or permanent deterioration in the underlying fundamentals of the business, or if we identify what we believe is a more attractive investment opportunity with a better margin of safety.

          Principal Investment Risks

          Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

          Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

          Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

          Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

          Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

          Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

          Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

          Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

          Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

          Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

          Performance

          The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index or indexes. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

          The performance for the Fund does not reflect fees charged by variable life insurance policies (VLI Policies) or variable annuity contracts (VA Contracts). If it did, returns would be lower.

          Calendar Year Total Returns as of 12/31 each year
          Class 2 shares (Incepted on July 31, 2002)

Highest Quarter: 2nd Quarter 2009	+18.12%
Lowest Quarter: 4th Quarter 2008	-21.65%
Year-to-date total return as of 3/31/2010 is +5.57%

Average Annual Total Returns for the period ended 12/31/2009
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2	7/31/2002	35.75%	3.72%	2.25%
S&P 500 Index		26.46%	0.42%	-0.95%

          Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Walter McCormick, CFA/2002 Emory "Sandy" Sanders, Jr., CFA/2007

          Summary of Important Information Regarding Purchase and Sale of Fund Shares

          Transaction Policies

          Shares of Wells Fargo Variable Trust ("WFVT") are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies (variable contracts) issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account (a participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

          For more information regarding Fund transactions, please turn to "Investing in the Funds" beginning on page 31 of the Prospectus, or contact your investment professional.

          Tax Information

          For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance companies for additional information on tax matters.

          Payments to Broker-Dealers and Other Financial Intermediaries

          If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related  services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

          The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

          The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

          Key Fund Information

          This Prospectus contains information about a Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

          In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the contract holder or potential investor.

          Investment Objective, Principal Investments and Principal Investment Strategies

          The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

            what the Fund is trying to achieve; and

              how we intend to invest your money;

              This section also provides a summary of the Fund's principal investments, policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes.

              Principal Risk Factors

              This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

              VT Core Equity Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Walter McCormick, CFA Emory W. (Sandy) Sanders, Jr., CFA
Fund Inception	3/1/1996
Class 2	Fund Number: 570

              Investment Objective

              The VT Core Equity Fund seeks long-term capital appreciation.

              Principal Investments

              Under normal circumstances, we invest:

                at least 80% of the Fund's net assets in equity securities of companies of large capitalization companies, and up to 20% of the Fund's assets in equity securities of foreign issuers, including ADRs and similar investments.

                  Principal Investment Strategies

                  We invest principally in equity securities of large capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was $142.8 million to $284 billion, as of May 28, 2010, and is expected to change frequently. Furthermore, we may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
                  We are long-term investors, focused on identifying highly differentiated companies with key growth drivers, sustainable cash flow production, and high returns on capital. Our preference is for companies with sustainable competitive advantages and high barriers to entry, and we seek strong management teams with a focus on shareholder value creation. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value. We employ a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. Management seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value.

                  Sell decisions are similarly driven by our long term fundamental analysis. We constantly review portfolio investments and may sell a holding when it has achieved its valuation target, if we believe there is structural or permanent deterioration in the underlying fundamentals of the business, or if we identify what we believe is a more attractive investment opportunity with a better margin of safety.

                  The Fund may hold some of its assets in cash or money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when the Fund believes it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                  Principal Risk Factors

                  The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

                  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                  Description of Principal Investment Risks

                  Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                  Counter-Party Risk
                  When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                  Derivatives Risk
                  The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                  Foreign Investment Risk
                  Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                  Growth Style Investment Risk
                  Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

                  Issuer Risk
                  The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                  Leverage Risk
                  Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                  Liquidity Risk
                  A security may not be able to be sold at the time desired or without adversely affecting the price.

                  Management Risk
                  We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                  Market Risk
                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                  Regulatory Risk
                  Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                  Value Style Investment Risk
                  Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                  Portfolio Holdings Information

                  A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Fund's Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's Web site at www.wellsfargo.com/advantagefunds.

                  Organization and Management of the Funds

                  About Wells Fargo Variable Trust

                  WFVT was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of WFVT (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy. The Fund is available for purchase through certain VA Contracts and VLI Policies offered by the separate accounts of Participating Insurance Companies. Individual holders of VA Contracts and VLI Policies are not the "shareholders" of, or "investors" in, the Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies will pass through voting rights to the holders of VA Contracts and VLI Policies. WFVT currently does not foresee any disadvantages to the holders of VA Contracts and VLI Policies arising from the fact that the interests of the holders of VA Contracts and VLI Policies may differ. Nevertheless, the Board monitors events in order to identify any conflicts which may arise and to determine what action, if any, should be taken in response to such conflicts. The VA Contracts and VLI Policies are described in the separate prospectuses issued by the Participating Insurance Companies. WFVT assumes no responsibility for such prospectuses.

                  The Investment Adviser

                  Wells Fargo Funds Management, LLC (Funds Management), located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser(s) who are responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees."

                  For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
As a % of average daily net assets
Wells Fargo Advantage VT Core Equity Fund	0.63%[1]
1.	Reflects the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor.

                  Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                  For example, certain investments may be appropriate for the Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various other client and proprietary accounts may at times take positions that are adverse to the Fund. Funds Management applies various policies to address these situations, but the Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their other clients achieve gains or outperformance.

                  Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                  These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage the Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                  The Sub-Adviser and Portfolio Managers

                  The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

                  Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for the Fund. Wells Capital is responsible for the day-to-day investment management activities of the Fund. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Walter T. McCormick, CFA VT Core Equity Fund

                  Mr. McCormick is a Managing Director, Senior Portfolio Manager, and Head of the Large Cap Value/Core Equity team of Wells Capital's Equity Management Group. He returned to Wells Capital in 2002. Previously, he served as Head of the Large Cap Core Growth team at Keystone Investments, a predecessor firm (1984-1998). Additionally, Walter has served as Head of the Large Cap Value team at David L. Babson & Co., (1998-2000) and Senior Portfolio Manager and Director of Equity Investments for Rhode Island Hospital Trust National Bank. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

Emory W. "Sandy" Sanders, Jr., CFA VT Core Equity Fund

                  Mr. Sanders is a Director, Portfolio Manager and Senior Equity Analyst with the Large Cap Equity Research team of Wells Capital's Equity Management group. His responsibilities include the analysis of technology securities, specializing in telecommunications equipment, internet software, and electronic manufacturing service companies. He also is the Consumer Staples Research Team leader, with direct coverage including packaged foods, personal care, household goods, and tobacco. He has been with Wells Capital or one of its predecessor firms since 1997. Mr. Sanders has been working in the investment management field since 1997. He received a BS from the University of Vermont (1996). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Securities Analysts Society.

                  Dormant Multi-Manager Arrangement

                  The Board has adopted a "multi-manager" arrangement for the Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                  Applicable law generally requires a Fund to obtain contract holder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining contract holder approval. The Fund will continue to submit matters to contract holders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until contract holders are further notified.

                  The Administrator

                  Funds Management provides the Fund with administrative services, including general supervision of the Fund's operation, coordination of the other services provided to the Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to WFVT's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct the Fund's business.

                  The Transfer Agent

                  Boston Financial Data Services, Inc. (BFDS) provides transfer agency and distribution disbursing services to the Fund.

                  Compensation to Dealers and Shareholders Servicing Agents

                  Additional Payments to Dealers
                   In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers or other financial intermediaries. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                  In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                  Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                  The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                  The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                  More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                  Distribution Plan
                   We have adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses, annual and semi-annual reports, and other materials to prospective beneficial owners of the Fund's shares, and the payment of compensation to Participating Insurance Companies. For these services, the Fund pays an annual fee of 0.25% of its average daily net assets. These fees are paid out of the Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                  Pricing of Fund Shares

                  The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                  With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                  With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                  We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                  In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                  Investing in the Fund

                  Shares of WFVT are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies (variable contracts) issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. When shares of WFVT are offered as a funding vehicle for variable contracts issued through such a separate account, a separate prospectus describing the separate account and the variable contracts being offered through it will accompany this prospectus. When WFVT offers Fund shares as funding vehicles for variable contracts issued through a separate account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing the separate account and the variable contracts being offered through it will accompany this prospectus. In the future, WFVT may offer its Fund shares directly to qualified pension and retirement plans.

                  WFVT has entered into an agreement with the life insurance company sponsor of each separate account (a participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Funds. In the event that WFVT offers shares of one or more Funds to a qualified pension or retirement plan, it likely will enter into a similar participation agreement. The discussion that follows reflects the terms of WFVT's current participation agreements (which do not differ materially from one another).

                  Shares of the Funds are sold in a continuous offering to the separate accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more sub-accounts of the separate accounts and the assets of each such sub-account are invested in the shares of the Fund corresponding to that sub-account. The separate accounts purchase and redeem shares of the Funds for their sub-accounts at each share's NAV without sales or redemption charges.

                  For each day on which a Fund's net asset value is calculated, the separate accounts transmit to WFVT any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners that have been processed on that day. The separate account purchases and redeems shares of each Fund at the Fund's NAV per share calculated as of that day (i.e., the day the separate account processes contract owner transactions), although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of a proper redemption order (actual and sufficient notice of such request transmitted to the officee or person designated for such notice by WFVT), except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

                  Potential for Conflict of Interest
                  A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners, or between the interests of owners of variable contracts issued by different insurance companies or through different separate accounts. A potential for certain conflicts exists between the interests of variable contract owners and participants in a qualified pension or retirement plan that might invest in the Funds. To the extent that such classes of investors are invested in the same Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. WFVT currently does not foresee any such disadvantage to owners of variable contracts. Nonetheless, the Board of Trustees of WFVT will monitor the Funds for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, then each life insurance company sponsoring a separate account investing the Fund will, to the extent reasonably practicable, take such action as is necessary to remedy the conflict or eliminate the conflict as it affects owners of variable contracts it has issued. If such a conflict were to occur in connection with a Fund, one or more insurance companies might be required to withdraw the investments of one or more of its separate accounts from the Fund or to substitute shares of another mutual fund (including another Fund) for those it holds of the Fund. This might force the Fund to sell portfolio securities at a disadvantageous price.

                  How Your Vote Would Count
                   With regard to Fund matters for which the 1940 Act requires a shareholder vote, insurance companies sponsoring a separate account holding shares of a Fund vote such shares in accordance with instructions received from owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that separate account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests of one Fund may differ from another (such as approval of an investment advisory agreement or a change in a Fund's fundamental policies). In such a case, the voting is on a Fund-by-Fund basis or, if applicable, on a Fund class basis. Matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of the shares of that class of the Fund. Fractional shares are counted. Shares held by a separate account for which no instructions are received are voted by the insurance company sponsor of the account, for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received. Due to proportional voting, the disposition of a particular proposition could be determined by a small number of contract owners.

                  Frequent Purchases and Redemption of Fund Shares

                  Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing excessive trading risks. However, money market Funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value (NAV), there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

                  The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, Funds Management takes steps to avoid accommodating frequent purchases and redemptions of shares by contract owners. Funds Management monitors available contract owner trading information across all Funds on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of a contract owner who completes a purchase and redemption in a Fund within 30 calendar days. Such contract owner will be precluded from investing in the Fund for a period of 30 calendar days.

                  Excessive trading may give rise to conflicts of interest between owners of different types of variable contracts and/or owners of variable contracts issued by different insurance companies that offer the Funds as investment options under their contracts.

                  An insurance company sponsor through whom variable contract owners may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, an insurance company may on its own limit or permit trading activity of its variable contract owners that invest in Fund shares using standards different from the standards used by the Fund and discussed in this prospectus. A Fund may permit an insurance company to enforce its own internal policies and procedures concerning frequent trading in instances where the Fund reasonably believes that the company's policies and procedures effectively discourage disruptive trading activity. If a variable contract owner purchases Fund shares through an insurance company sponsor, it should contact the company for more information about whether and how restrictions or limitations on trading activity will be applied to the separate account.

                  Distributions

                  The Fund is treated separately in determining the amounts of distributions of any net investment income and realized net capital gains payable to its shareholders. A distribution is automatically reinvested on the payment date in additional Fund shares at NAV or paid in cash at the election of the Participating Insurance Company.

                  The Fund generally declares and makes distributions of any net investment income and realized net capital gain distributions on an annual basis.

                  Taxes

                  For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, and will meet certain diversification requirements applicable to mutual funds underlying variable contracts. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year.

                  Since the separate accounts are the only shareholders of WFVT, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of variable contracts, see the accompanying contract prospectus or disclosure document.

                  Additional Performance Information

                  This section contains additional information regarding performance of the Fund. The sub-section below titled "Index Description" defines the market indicies that referenced in the Fund Summary. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

                  Index Description
                   The "Average Annual Total Returns" table in the Fund's Fund Summary compares the Fund's returns with those of at least one broad-based or other market index. Below are descriptions of each such index. You cannot invest directly in an index.

S&P 500 Index

                  The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index. Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500 and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Wells Fargo Advantage VT Core Equity Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Fund.

                  Share Class Performance
                  The performance history of share classes of the Fund is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summary. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                    VT Core Equity Fund - The inception date of Class 2 shares was July 31, 2002.  Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered, has been adjusted to reflect the higher expenses applicable to Class 2.  Historical performance shown for all classes of the Fund prior to 7/16/2010 is based on the performance of the fund's predecessor, Evergreen VA Fundamental Large Cap Fund.

                    A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                    Financial Highlights

                    The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. On July 19, 2010, the VT Core Equity Fund acquired the net assets of Evergreen VA Fundamental Large Cap Fund (the Evergreen fund is referred to as the "Acquired Funds"). The Acquired Fund is the accounting and performance survivor of this transaction. The financial highlights for the periods prior to the acquisition are those of the Acquired Fund. Total returns represent the rate you would have earned (or lost) on an investment in each Acquired Fund (assuming reinvestment of all distributions). An independent public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Acquired Fund's financial statements, is also contained in each Acquired Fund's annual report, a copy of which is available upon request.

                    VT Core Equity Fund

                    Class 2 shares - Commenced on July 31, 2002

                    For a share outstanding throughout each period.

	Year Ended December 31,
Class 2	2009	2008	2007	2006	2005
Net asset value, beginning of period	$12.68	$19.25	$19.53	$17.83	$16.51
Income from investment operations
Net investment income	0.15	0.20	0.16	0.18	0.13
Net realized and unrealized gains or losses on investments	4.38	(6.56)	1.40	2.03	1.32
Total from investment operations	4.53	(6.36)	1.56	2.21	1.45
Distributions to shareholders from
Net investment loss	(0.15)	(0.21)	(0.17)	(0.19)	(0.13)
Net realized gains	0	0	(1.67)	(0.32)	0
Total distributions to shareholders	(0.15)	(0.21)	(1.84)	(0.51)	(0.13)
Net asset value, end of period	$17.06	$12.68	$19.25	$19.53	$17.83
Total return[1]	35.75%	(33.01)%	8.01%	12.39%	8.75%
Ratios and supplemental data
Net assets, end of period (thousands)	$72,070	$43,393	$66,201	$65,913	$57,360
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.10%	1.05%	1.00%	0.99%	1.04%
Expenses excluding waivers/reimbursements and expense reductions	1.10%	1.05%	1.00%	0.99%	1.04%
Net investment income	0.99%	1.20%	0.83%	0.94%	0.74%
Portfolio turnover rate	35%	25%	21%	21%	29%

1	Total return does not reflect charges attributable to your insurance company's separate account.

                    FOR MORE INFORMATION

                    More information on a Fund is available free upon request, including the following documents:

                    Statement of Additional Information (SAI)
                    Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                    Annual/Semi-Annual Reports
                    Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                    To obtain copies of the above documents or for more information about
                    Wells Fargo Advantage Funds, contact us:

                    By telephone:
                    Individual Investors: 1-800-222-8222
                    Retail Investment Professionals: 1-888-877-9275
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                    By e-mail: wfaf@wellsfargo.com

                    By mail:
                    Wells Fargo Advantage Funds
                    P.O. Box 8266
                    Boston, MA 02266-8266

                    On the Internet:
                    www.wellsfargo.com/advantagefunds

                    From the SEC:
                    Visit the SEC's Public Reference Room in Washington,
                    DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                    To obtain information for a fee, write or email:
                    SEC's Public Reference Section
                    100 "F" Street, NE
                    Washington, DC 20549-0102
                    publicinfo@sec.gov

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